Earnings per Share (Tables)	12 Months Ended
Aug. 31, 2019
Earnings per Share [Abstract]
Earnings per Share
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended August 31,
	2019	2018	2017

Basic weighted average number of shares outstanding (000’s)	55,325	54,998	54,423
Plus dilutive effect of (000’s):
Restricted share units	–	–	979
Deferred share units	–	–	153
Diluted weighted average number of shares outstanding (000’s)	55,325	54,998	55,555

Stock awards excluded from the calculation of the diluted weighted average number of shares outstanding because their exercise price was greater than the average market price of the common shares, or their inclusion would be antidilutive (000’s)	1,701	1,799	–